Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Office electronic equipment	1,758,527	1,381,602	198,376
Office fixtures and furniture	41,392	35,533	5,102
Vehicles	—	1,201,452	172,508
Building	24,825,710	24,825,710	3,564,556
Leasehold improvements	1,363,989	1,153,205	165,581
Subtotal	27,989,618	28,597,502	4,106,123
Less: accumulated depreciation	(3,150,073)	(4,449,209)	(638,832)
Total	24,839,545	24,148,293	3,467,291